Employee benefits (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Disclosure of Defined Benefit Plans
The changes in present value of defined benefit obligations and fair value of plan assets are as follows:

	Yen in millions
	For the years ended March 31,
	2022		2023
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Present value of defined benefit obligations:
Benefit obligations at beginning of year	2,089,263	1,419,910	2,077,151	1,487,644
Current service cost	89,128	52,826	87,452	55,000
Interest cost	12,487	52,062	14,816	57,079
Remeasurements:
Changes in demographic assumptions	6,440	379	2,707	30,743
Changes in financial assumptions	(46,113)	(126,125)	(120,279)	(258,990)
Other	4,162	904	(9,673)	18,248
Past service cost	761	274	(1,419)	3,405
Plan participants’ contributions	1,392	3,063	1,523	3,575
Benefits paid	(80,368)	(42,615)	(87,624)	(60,614)
Acquisition and other	—	126,966	—	87,173

Benefit obligations at end of year	2,077,151	1,487,644	1,964,655	1,423,263

Fair value of plan assets:
Plan assets at beginning of year	1,806,265	1,079,543	1,844,819	1,224,656
Interest income	11,261	51,614	13,576	48,386
Remeasurement
Actual return on plan assets, excluding interest income	34,543	(6,657)	(8,619)	(216,474)
Employer contributions	33,163	24,912	32,682	16,421
Plan participants’ contributions	1,392	3,063	1,523	3,575
Benefits paid	(41,804)	(31,823)	(43,397)	(34,017)
Acquisition and other	—	104,004	—	66,849

Plan assets at end of year	1,844,819	1,224,656	1,840,586	1,109,394

Effect of the asset ceiling	—	—	—	—

Net defined benefit liability (asset)	232,332	262,988	124,069	313,869

Disclosure of Funded Defined Benefit Obligation and Unfunded Defined Benefit Obligation
The funded defined benefit obligations and the unfunded defined benefit obligations are as follows:

	Yen in millions
	March 31,
	2022		2023
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Funded defined benefit obligations	1,559,686	1,187,595	1,466,825	1,076,433
Plan assets	(1,844,819)	(1,224,656)	(1,840,586)	(1,109,394)

Subtotal	(285,133)	(37,061)	(373,761)	(32,961)

Unfunded defined benefit obligations	517,465	300,049	497,830	346,830

Total	232,332	262,988	124,069	313,869

Disclosure of Amounts Recognized in the Consolidated Statement of Financial Position are Comprised
The net defined benefit liability (asset) recognized in the consolidated statement of financial position are comprised of the following:

	Yen in millions
	March 31,
	2022		2023
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Retirement benefit liabilities	674,425	348,323	642,774	422,734
Other non-current assets (Retirement benefit assets)	(442,094)	(85,335)	(518,705)	(108,865)

Net amount recognized	232,332	262,988	124,069	313,869

Disclosure of Assumptions Used Defined Benefit Provident Fund Plan
The weighted-average discount rates used to determine the present value of defined benefit obligations are as follows:

	March 31,
	2022		2023
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Discount rate	0.7%	3.5%	1.1%	5.0%

Disclosure of fair value of planned asset
The following table summarizes the fair value of classes of plan assets.

	Yen in millions
	March 31, 2022
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available

Stocks	549,385	—	549,385	195,067	—	195,067
Government bonds	112,568	—	112,568	132,172	—	132,172
Bonds (other)	—	77,048	77,048	—	218,433	218,433
Commingled funds	—	489,471	489,471	—	423,525	423,525
Insurance contracts	—	220,027	220,027	—	—	—
Other	225,980	170,340	396,320	30,442	225,016	255,459

Total	887,933	956,886	1,844,819	357,681	866,975	1,224,656

	Yen in millions
	March 31, 2023
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available

Stocks	440,946	—	440,946	177,564	—	177,564
Government bonds	108,570	15	108,585	121,568	—	121,568
Bonds (other)	—	84,234	84,234	—	185,395	185,395
Commingled funds	—	492,915	492,915	—	394,228	394,228
Insurance contracts	—	209,261	209,261	—	—	—
Other	295,452	209,193	504,645	14,520	216,118	230,638

Total	844,968	995,618	1,840,586	313,652	795,742	1,109,394

Disclosure of Sensitivity Analysis For Actuarial Assumptions Benefit Obligations
The following table illustrates the effects on defined benefit obligations of the change in weighted-average discount rates, assuming all other assumptions are consistent.

	Yen in millions
	March 31,
	2022		2023
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

0.5% decrease	172,402	127,889	153,466	237,478
0.5% increase	(150,226)	(118,899)	(131,275)	(234,242)

Disclosure of Payment of Pension Benefit
The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans

2024	86,575	64,890
2025	83,631	67,621
2026	85,148	72,178
2027	88,761	77,576
2028	93,340	83,990
From 2029 to 2033	441,966	479,631

Total	879,421	845,886